Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
Schedule of Fair Values of Option Granted

A summary of share options activity for the year ended December 31, 2025 is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2024	2,374,240	0.07	6.67	311
Granted	120,000	0.01	—	—
Exercised	(665,740)	0.06	—	—
Forfeited	(1,828,500)	0.02	—	—
Outstanding at December 31, 2025	—	—	—	—
Vested and expected to vest as of December 31, 2025	—	—	—	—
Exercisable as of December 31, 2025	—	—	—	—

Schedule of Assumptions Used in Valuation Model

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2023	2024	2025
Expected volatility	77.77%	78.77%	78.77%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.8	2.8	2.8
Risk-free interest rate per annum	4.10%	4.05%	4.05%
The fair value of underlying ordinary shares (per share)	US$0.92	US$0.20	US$0.14

Schedule of Fair Values of Option Granted

The fair values of the options granted for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Weighted average grant date fair value of option per share	0.92	0.21	0.71
Aggregate grant date fair value of options	184	191	85

Schedule of Non-Vested Shares Activity

A summary of the non-vested shares activity under the 2014 Share Plan and the 2024 Share Plan for the year ended December 31, 2025 is summarized as follows:

		Weighted Average
	Number of Non- vested Shares	Grant Date Fair Value
		US$
Outstanding as of December 31, 2024	121,860	0.65
Granted	—	—
Vested	(120,195)	0.45
Forfeited	(1,665)	14.47
Outstanding as of December 31, 2025	—	—